Income Taxes: Schedule of Income before tax, by Jurisdiction (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before tax	$ 1,163,327	$ 968,630	$ 95,224
Russia
Income before tax	1,448,368	1,179,656	(390,020)
Switzerland
Income before tax	(57,874)	61,583	(45,254)
British Virgin Islands
Income before tax	5,467	144,032	518,437
Romania
Income before tax	(161,345)	(114,597)	(99,069)
Lithuania
Income before tax	(1,542)	(3,514)	(3,477)
Kazakhstan
Income before tax	(43,111)	(48,751)	34,009
USA
Income before tax	36,397	(34,223)	(50,103)
Other tax jurisdiction
Income before tax	$ (63,033)	$ (215,556)	$ 130,701